DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of Derivative Instruments Recognized in Other Comprehensive Income
	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2012	2011	2010

Foreign exchange contracts	$138	$177	$-

Total	$138	$177	$-

Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income
	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2012	2011	2010
Location
Revenues	$156	$77	$-
Operating expenses	(95)	25	-

Total	$61	$102	$-

Financial Income Net [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2012	2011	2010

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income, net	$89	$65	$296

Total		$89	$65	$296

Other Accounts Receivable And Prepaid Expenses [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$152	$139
Derivatives designated and qualified as fair value hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	-	639
Total derivatives designated as hedging instruments		$152	$778

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$-	$322

Total derivatives not designated as hedging instruments		$-	$322